PROPERTY AND EQUIPMENT - Movement in property and equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period		$ 4,932	[1]	$ 6,237
Additions				1,247
Disposals				(68)
Depreciation charge for the year				(1,339)
Impairment				(335)
Reclassified to assets held for sale				(16)
Translation adjustment				(794)
Property and equipment at end of period	[1]			4,932
Adjustment due to IFRS 16		2,023
Additions		158
Disposals		(35)
Depreciation charge for the year		(448)
Impairment		0
Transfers		0
Modifications of right-of-use assets		141
Translation adjustment		146
Right-of-use assets		1,985			$ 2,023
Adjustment due to IFRS 16		1,952
Additions		1,699
Disposals		(85)
Depreciation charge for the year		(1,652)
Impairment		(51)
Translation adjustment		404
Property and equipment		7,340
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets		2,472
Property and equipment		16,794
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets		(487)
Property and equipment		(9,454)
Telecommunications equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period		4,008		5,132
Adjustment due to IFRS 16		(71)
Additions		80		52
Disposals		(36)		(51)
Depreciation charge for the year		(1,032)		(1,165)
Impairment		(30)		(280)
Transfers		1,210		979
Reclassified to assets held for sale				(15)
Translation adjustment		177		(644)
Property and equipment at end of period		4,306		4,008
Telecommunications equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period		11,799
Telecommunications equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period		(7,493)
Land, buildings and constructions
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period		202		240
Adjustment due to IFRS 16		0
Additions		0		8
Disposals		(1)		(2)
Depreciation charge for the year		(33)		(31)
Impairment		(1)		(10)
Transfers		29		22
Reclassified to assets held for sale				(1)
Translation adjustment		20		(24)
Property and equipment at end of period		216		202
Land, buildings and constructions | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period		493
Land, buildings and constructions | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period		(277)
Office and other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period		393		470
Adjustment due to IFRS 16		0
Additions		8		14
Disposals		(6)		(10)
Depreciation charge for the year		(139)		(143)
Impairment		(3)		(8)
Transfers		131		136
Reclassified to assets held for sale				0
Translation adjustment		33		(66)
Property and equipment at end of period		417		393
Office and other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period		1,467
Office and other equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period		(1,050)
Equipment not installed and assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period		329		395
Adjustment due to IFRS 16		0
Additions		1,453		1,173
Disposals		(7)		(5)
Impairment		(17)		(37)
Transfers		(1,370)		(1,137)
Reclassified to assets held for sale				0
Translation adjustment		28		(60)
Property and equipment at end of period		416		$ 329
Equipment not installed and assets under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period		563
Equipment not installed and assets under construction | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period		$ (147)

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.